SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS - 10K (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	$ 9.3	$ 4.2	$ 3.5
Charged to Cost and Expenses	2.8	8.4	1.6
Other Deductions	(1.6)	(3.3)	(0.9)
Balance at End of Year	10.5	9.3	4.2
Allowance For Volume And Early Payment Discount [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	23.4	12.1	14.6
Charged to Cost and Expenses	51.6	84.7	57.6
Other Deductions	(52.4)	(73.4)	(60.1)
Balance at End of Year	22.6	23.4	12.1
Allowance for Sales Returns [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	45.4	53.1	54.5
Charged to Cost and Expenses	48.5	64.3	77.8
Other Deductions	(54.6)	(72.0)	(79.2)
Balance at End of Year	$ 39.3	$ 45.4	$ 53.1